Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 510,000,000	$ 169,000,000	$ 340,000,000
Percentage of discount on market price of share for share based payments	20.00%
Share-based compensation number of shares issued | shares	1,972,000,000	1,959,000,000	1,957,000,000
Fair value of stock options granted	$ 0	$ 7.54	$ 11.79
The Zenzele Kabili scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 72,000,000
AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock up Period for first half of bonus shares	3 years
Lock up Period for second half of bonus shares	5 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period first half	3 years
Share based payment vesting period other half	5 years
Share-based compensation number of shares issued | shares	200,000	200,000
Share-based compensation grant date fair value	$ 9,000,000	$ 9,000,000
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options	5 years
Stock options granted	100,000	100,000
Fair value of stock options granted	$ 4,000,000	$ 4,000,000
Long Term Incentive Warrant Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	3